Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowances for accounts receivable	$ 2,094	$ 2,413
Accumulated depreciation on property and equipment	$ 202,457	$ 214,697
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	47,130,000	46,800,000
Common stock, shares outstanding (in shares)	47,029,000	46,723,000
Treasury stock, shares (in shares)	101,000	77,000